Right-of-Use Assets (Details) - Schedule of Right-of-Use Assets - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Right-of-Use Assets [Abstract]
Balance at beginning	$ 121,982	$ 324,070
Amortization	(102,051)	(205,424)
Movement in exchange rates	(3,044)	3,336
Balance, at ending	$ 16,887	$ 121,982